Derivatives - Summary of Derivative Currency Swap Forward Contract List (Details) - 12 months ended Dec. 31, 2025 - Currency forward contracts ¥ in Thousands, $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)	JPY (¥)
Disclosure of Derivative Currency forward contract detail list [Line Items]
Derivative Counterparty	Morgan Stanley	Morgan Stanley	Morgan Stanley
Contract date	Dec. 11, 2025	Dec. 11, 2025	Dec. 11, 2025
Maturity date	Jan. 02, 2026	Jan. 02, 2026	Jan. 02, 2026
Contract Amounts Pay	₩ 16,110
Contract Amounts Receive | $		$ 11,000
Contract exchange rate	1,464.5	1,464.5	1,464.5
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan
Contract date	Dec. 19, 2025	Dec. 19, 2025	Dec. 19, 2025
Maturity date	Jan. 15, 2026	Jan. 15, 2026	Jan. 15, 2026
Contract Amounts Pay	₩ 5,911
Contract Amounts Receive | $		$ 4,000
Contract exchange rate	1,477.8	1,477.8	1,477.8
Derivative Counterparty	Mizuho Bank	Mizuho Bank	Mizuho Bank
Contract date	Dec. 24, 2025	Dec. 24, 2025	Dec. 24, 2025
Maturity date	Jan. 13, 2026	Jan. 13, 2026	Jan. 13, 2026
Contract Amounts Pay	₩ 7,349
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,469.8	1,469.8	1,469.8
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank
Contract date	Dec. 24, 2025	Dec. 24, 2025	Dec. 24, 2025
Maturity date	Jan. 16, 2026	Jan. 16, 2026	Jan. 16, 2026
Contract Amounts Pay	₩ 14,698
Contract Amounts Receive | $		$ 10,000
Contract exchange rate	1,469.8	1,469.8	1,469.8
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank
Contract date	Dec. 24, 2025	Dec. 24, 2025	Dec. 24, 2025
Maturity date	Jan. 20, 2026	Jan. 20, 2026	Jan. 20, 2026
Contract Amounts Pay	₩ 14,701
Contract Amounts Receive | $		$ 10,000
Contract exchange rate	1,470.1	1,470.1	1,470.1
Derivative Counterparty	Kyongnam Bank	Kyongnam Bank	Kyongnam Bank
Contract date	Dec. 24, 2025	Dec. 24, 2025	Dec. 24, 2025
Maturity date	Jan. 09, 2026	Jan. 09, 2026	Jan. 09, 2026
Contract Amounts Pay	₩ 14,703
Contract Amounts Receive | $		$ 10,000
Contract exchange rate	1,470.3	1,470.3	1,470.3
Derivative Counterparty	Busan Bank	Busan Bank	Busan Bank
Contract date	Dec. 26, 2025	Dec. 26, 2025	Dec. 26, 2025
Maturity date	Jan. 23, 2026	Jan. 23, 2026	Jan. 23, 2026
Contract Amounts Pay	₩ 14,390
Contract Amounts Receive | $		$ 10,000
Contract exchange rate	1,439	1,439	1,439
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank
Contract date	Dec. 29, 2025	Dec. 29, 2025	Dec. 29, 2025
Maturity date	Jan. 26, 2026	Jan. 26, 2026	Jan. 26, 2026
Contract Amounts Pay	₩ 15,773
Contract Amounts Receive | $		$ 11,000
Contract exchange rate	1,433.87	1,433.87	1,433.87
Derivative Counterparty	MUFG	MUFG	MUFG
Contract date	Jul. 16, 2025	Jul. 16, 2025	Jul. 16, 2025
Maturity date	Jan. 16, 2026	Jan. 16, 2026	Jan. 16, 2026
Contract Amounts Pay	₩ 6,585
Contract Amounts Receive | ¥			¥ 700,000
Contract exchange rate	9.41	9.41	9.41
Derivative Counterparty	MUFG	MUFG	MUFG
Contract date	Sep. 04, 2025	Sep. 04, 2025	Sep. 04, 2025
Maturity date	Jan. 08, 2026	Jan. 08, 2026	Jan. 08, 2026
Contract Amounts Pay	₩ 6,621
Contract Amounts Receive | ¥			¥ 700,000
Contract exchange rate	9.46	9.46	9.46
Derivative Counterparty	MUFG	MUFG	MUFG
Contract date	Oct. 10, 2025	Oct. 10, 2025	Oct. 10, 2025
Maturity date	Jan. 15, 2026	Jan. 15, 2026	Jan. 15, 2026
Contract Amounts Pay	₩ 6,540
Contract Amounts Receive | ¥			¥ 700,000
Contract exchange rate	9.34	9.34	9.34
Derivative Counterparty	MUFG	MUFG	MUFG
Contract date	Oct. 16, 2025	Oct. 16, 2025	Oct. 16, 2025
Maturity date	Jan. 20, 2026	Jan. 20, 2026	Jan. 20, 2026
Contract Amounts Pay	₩ 6,617
Contract Amounts Receive | ¥			¥ 700,000
Contract exchange rate	9.45	9.45	9.45
Derivative Counterparty	MUFG	MUFG	MUFG
Contract date	Oct. 27, 2025	Oct. 27, 2025	Oct. 27, 2025
Maturity date	Jan. 27, 2026	Jan. 27, 2026	Jan. 27, 2026
Contract Amounts Pay	₩ 6,591
Contract Amounts Receive | ¥			¥ 700,000
Contract exchange rate	9.42	9.42	9.42
Derivative Counterparty	MUFG	MUFG	MUFG
Contract date	Oct. 30, 2025	Oct. 30, 2025	Oct. 30, 2025
Maturity date	Jan. 29, 2026	Jan. 29, 2026	Jan. 29, 2026
Contract Amounts Pay	₩ 6,545
Contract Amounts Receive | ¥			¥ 700,000
Contract exchange rate	9.35	9.35	9.35
Derivative Counterparty	MUFG	MUFG	MUFG
Contract date	Dec. 02, 2025	Dec. 02, 2025	Dec. 02, 2025
Maturity date	Jan. 05, 2026	Jan. 05, 2026	Jan. 05, 2026
Contract Amounts Pay	₩ 10,272
Contract Amounts Receive | $		$ 7,000
Contract exchange rate	1,467.45	1,467.45	1,467.45
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan
Contract date	Dec. 02, 2025	Dec. 02, 2025	Dec. 02, 2025
Maturity date	Jan. 05, 2026	Jan. 05, 2026	Jan. 05, 2026
Contract Amounts Pay	₩ 2,491
Contract Amounts Receive | $		$ 1,700
Contract exchange rate	1,465.1	1,465.1	1,465.1
Derivative Counterparty	MUFG	MUFG	MUFG
Contract date	Dec. 03, 2025	Dec. 03, 2025	Dec. 03, 2025
Maturity date	Jan. 05, 2026	Jan. 05, 2026	Jan. 05, 2026
Contract Amounts Pay	₩ 8,800
Contract Amounts Receive | $		$ 6,000
Contract exchange rate	1,466.65	1,466.65	1,466.65
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan
Contract date	Dec. 05, 2025	Dec. 05, 2025	Dec. 05, 2025
Maturity date	Jan. 09, 2026	Jan. 09, 2026	Jan. 09, 2026
Contract Amounts Pay	₩ 13,824
Contract Amounts Receive | $		$ 9,400
Contract exchange rate	1,470.6	1,470.6	1,470.6
Derivative Counterparty	MUFG	MUFG	MUFG
Contract date	Dec. 08, 2025	Dec. 08, 2025	Dec. 08, 2025
Maturity date	Jan. 12, 2026	Jan. 12, 2026	Jan. 12, 2026
Contract Amounts Pay	₩ 7,335
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,467.02	1,467.02	1,467.02
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan
Contract date	Dec. 08, 2025	Dec. 08, 2025	Dec. 08, 2025
Maturity date	Jan. 12, 2026	Jan. 12, 2026	Jan. 12, 2026
Contract Amounts Pay	₩ 7,335
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,467	1,467	1,467
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 08, 2025	Dec. 08, 2025	Dec. 08, 2025
Maturity date	Jan. 12, 2026	Jan. 12, 2026	Jan. 12, 2026
Contract Amounts Pay	₩ 4,392
Contract Amounts Receive | $		$ 3,000
Contract exchange rate	1,463.9	1,463.9	1,463.9
Derivative Counterparty	MUFG	MUFG	MUFG
Contract date	Dec. 09, 2025	Dec. 09, 2025	Dec. 09, 2025
Maturity date	Jan. 13, 2026	Jan. 13, 2026	Jan. 13, 2026
Contract Amounts Pay	₩ 10,278
Contract Amounts Receive | $		$ 7,000
Contract exchange rate	1,468.35	1,468.35	1,468.35
Derivative Counterparty	MUFG	MUFG	MUFG
Contract date	Dec. 10, 2025	Dec. 10, 2025	Dec. 10, 2025
Maturity date	Jan. 14, 2026	Jan. 14, 2026	Jan. 14, 2026
Contract Amounts Pay	₩ 7,342
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,468.35	1,468.35	1,468.35
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan
Contract date	Dec. 10, 2025	Dec. 10, 2025	Dec. 10, 2025
Maturity date	Jan. 14, 2026	Jan. 14, 2026	Jan. 14, 2026
Contract Amounts Pay	₩ 7,342
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,468.35	1,468.35	1,468.35
Derivative Counterparty	MUFG	MUFG	MUFG
Contract date	Dec. 11, 2025	Dec. 11, 2025	Dec. 11, 2025
Maturity date	Jan. 15, 2026	Jan. 15, 2026	Jan. 15, 2026
Contract Amounts Pay	₩ 7,337
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,467.45	1,467.45	1,467.45
Derivative Counterparty	MUFG	MUFG	MUFG
Contract date	Dec. 24, 2025	Dec. 24, 2025	Dec. 24, 2025
Maturity date	Jan. 29, 2026	Jan. 29, 2026	Jan. 29, 2026
Contract Amounts Pay	₩ 7,292
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,458.35	1,458.35	1,458.35
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 24, 2025	Dec. 24, 2025	Dec. 24, 2025
Maturity date	Jan. 29, 2026	Jan. 29, 2026	Jan. 29, 2026
Contract Amounts Pay	₩ 7,267
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,453.45	1,453.45	1,453.45
Derivative Counterparty	MUFG	MUFG	MUFG
Contract date	Dec. 26, 2025	Dec. 26, 2025	Dec. 26, 2025
Maturity date	Jan. 30, 2026	Jan. 30, 2026	Jan. 30, 2026
Contract Amounts Pay	₩ 7,232
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,446.3	1,446.3	1,446.3
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan
Contract date	Dec. 29, 2025	Dec. 29, 2025	Dec. 29, 2025
Maturity date	Feb. 05, 2026	Feb. 05, 2026	Feb. 05, 2026
Contract Amounts Pay	₩ 6,421
Contract Amounts Receive | ¥			¥ 700,000
Contract exchange rate	9.17	9.17	9.17
Derivative Counterparty	MUFG	MUFG	MUFG
Contract date	Dec. 30, 2025	Dec. 30, 2025	Dec. 30, 2025
Maturity date	Feb. 06, 2026	Feb. 06, 2026	Feb. 06, 2026
Contract Amounts Pay	₩ 7,169
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,433.75	1,433.75	1,433.75
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan
Contract date	Dec. 30, 2025	Dec. 30, 2025	Dec. 30, 2025
Maturity date	Feb. 02, 2026	Feb. 02, 2026	Feb. 02, 2026
Contract Amounts Pay	₩ 14,338
Contract Amounts Receive | $		$ 10,000
Contract exchange rate	1,433.8	1,433.8	1,433.8
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 30, 2025	Dec. 30, 2025	Dec. 30, 2025
Maturity date	Feb. 06, 2026	Feb. 06, 2026	Feb. 06, 2026
Contract Amounts Pay	₩ 7,170
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,433.9	1,433.9	1,433.9
Derivative Counterparty	Bank of America	Bank of America	Bank of America
Contract date	Dec. 19, 2025	Dec. 19, 2025	Dec. 19, 2025
Maturity date	Jan. 27, 2026	Jan. 27, 2026	Jan. 27, 2026
Contract Amounts Pay	₩ 7,379
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,475.89	1,475.89	1,475.89
Derivative Counterparty	Citi Bank	Citi Bank	Citi Bank
Contract date	Nov. 24, 2025	Nov. 24, 2025	Nov. 24, 2025
Maturity date	Jan. 07, 2026	Jan. 07, 2026	Jan. 07, 2026
Contract Amounts Pay	₩ 7,365
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,472.9	1,472.9	1,472.9
Derivative Counterparty	Citi Bank	Citi Bank	Citi Bank
Contract date	Dec. 16, 2025	Dec. 16, 2025	Dec. 16, 2025
Maturity date	Jan. 27, 2026	Jan. 27, 2026	Jan. 27, 2026
Contract Amounts Pay	₩ 5,865
Contract Amounts Receive | $		$ 4,000
Contract exchange rate	1,466.2	1,466.2	1,466.2
Derivative Counterparty	Kookmin Bank	Kookmin Bank	Kookmin Bank
Contract date	Dec. 04, 2025	Dec. 04, 2025	Dec. 04, 2025
Maturity date	Jan. 07, 2026	Jan. 07, 2026	Jan. 07, 2026
Contract Amounts Pay	₩ 7,325
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,464.9	1,464.9	1,464.9
Derivative Counterparty	MUFG	MUFG	MUFG
Contract date	Nov. 27, 2025	Nov. 27, 2025	Nov. 27, 2025
Maturity date	Jan. 07, 2026	Jan. 07, 2026	Jan. 07, 2026
Contract Amounts Pay	₩ 4,379
Contract Amounts Receive | $		$ 3,000
Contract exchange rate	1,459.8	1,459.8	1,459.8
Derivative Counterparty	SMBC	SMBC	SMBC
Contract date	Dec. 22, 2025	Dec. 22, 2025	Dec. 22, 2025
Maturity date	Feb. 06, 2026	Feb. 06, 2026	Feb. 06, 2026
Contract Amounts Pay	₩ 8,850
Contract Amounts Receive | $		$ 6,000
Contract exchange rate	1,475.05	1,475.05	1,475.05
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 30, 2025	Dec. 30, 2025	Dec. 30, 2025
Maturity date	Feb. 06, 2026	Feb. 06, 2026	Feb. 06, 2026
Contract Amounts Pay	₩ 7,151
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,430.1	1,430.1	1,430.1
Derivative Counterparty	Mizuho Bank	Mizuho Bank	Mizuho Bank
Contract date	Nov. 26, 2025	Nov. 26, 2025	Nov. 26, 2025
Maturity date	Jan. 07, 2026	Jan. 07, 2026	Jan. 07, 2026
Contract Amounts Pay	₩ 8,753
Contract Amounts Receive | $		$ 6,000
Contract exchange rate	1,458.9	1,458.9	1,458.9
Derivative Counterparty	Mizuho Bank	Mizuho Bank	Mizuho Bank
Contract date	Dec. 08, 2025	Dec. 08, 2025	Dec. 08, 2025
Maturity date	Jan. 27, 2026	Jan. 27, 2026	Jan. 27, 2026
Contract Amounts Pay	₩ 5,852
Contract Amounts Receive | $		$ 4,000
Contract exchange rate	1,463.1	1,463.1	1,463.1
Derivative Counterparty	Mizuho Bank	Mizuho Bank	Mizuho Bank
Contract date	Dec. 24, 2025	Dec. 24, 2025	Dec. 24, 2025
Maturity date	Feb. 06, 2026	Feb. 06, 2026	Feb. 06, 2026
Contract Amounts Pay	₩ 8,760
Contract Amounts Receive | $		$ 6,000
Contract exchange rate	1,459.95	1,459.95	1,459.95
Derivative Counterparty	Mizuho Bank	Mizuho Bank	Mizuho Bank
Contract date	Dec. 30, 2025	Dec. 30, 2025	Dec. 30, 2025
Maturity date	Jan. 07, 2026	Jan. 07, 2026	Jan. 07, 2026
Contract Amounts Pay | $		$ 2,501
Contract Amounts Receive | $		$ 3,649
Contract exchange rate	1,458.9	1,458.9	1,458.9
Derivative Counterparty	Busan Bank	Busan Bank	Busan Bank
Contract date	Dec. 23, 2025	Dec. 23, 2025	Dec. 23, 2025
Maturity date	Jan. 09, 2026	Jan. 09, 2026	Jan. 09, 2026
Contract Amounts Pay	₩ 14,944
Contract Amounts Receive | $		$ 10,112
Contract exchange rate	1,477.9	1,477.9	1,477.9
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank
Contract date	Dec. 24, 2025	Dec. 24, 2025	Dec. 24, 2025
Maturity date	Feb. 06, 2026	Feb. 06, 2026	Feb. 06, 2026
Contract Amounts Pay	₩ 10,255
Contract Amounts Receive | $		$ 7,000
Contract exchange rate	1,465	1,465	1,465
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank
Contract date	Dec. 08, 2025	Dec. 08, 2025	Dec. 08, 2025
Maturity date	Jan. 27, 2026	Jan. 27, 2026	Jan. 27, 2026
Contract Amounts Pay	₩ 5,856
Contract Amounts Receive | $		$ 4,000
Contract exchange rate	1,464	1,464	1,464
Derivative Counterparty	Bank of America	Bank of America	Bank of America
Contract date	Nov. 13, 2025	Nov. 13, 2025	Nov. 13, 2025
Maturity date	Feb. 10, 2026	Feb. 10, 2026	Feb. 10, 2026
Contract Amounts Pay	₩ 500
Contract Amounts Receive | $		$ 344
Contract exchange rate	1,456.5	1,456.5	1,456.5
Derivative Counterparty	MUFG	MUFG	MUFG
Contract date	Nov. 26, 2025	Nov. 26, 2025	Nov. 26, 2025
Maturity date	Feb. 26, 2026	Feb. 26, 2026	Feb. 26, 2026
Contract Amounts Pay	₩ 3,039
Contract Amounts Receive | $		$ 2,093
Contract exchange rate	1,451.65	1,451.65	1,451.65
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank
Contract date	Dec. 08, 2025	Dec. 08, 2025	Dec. 08, 2025
Maturity date	Feb. 25, 2026	Feb. 25, 2026	Feb. 25, 2026
Contract Amounts Pay	₩ 1,156
Contract Amounts Receive | $		$ 790
Contract exchange rate	1,462.28	1,462.28	1,462.28
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank
Contract date	Dec. 11, 2025	Dec. 11, 2025	Dec. 11, 2025
Maturity date	Feb. 25, 2026	Feb. 25, 2026	Feb. 25, 2026
Contract Amounts Pay	₩ 1,259
Contract Amounts Receive | $		$ 862
Contract exchange rate	1,460.7	1,460.7	1,460.7
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank
Contract date	Dec. 11, 2025	Dec. 11, 2025	Dec. 11, 2025
Maturity date	Feb. 25, 2026	Feb. 25, 2026	Feb. 25, 2026
Contract Amounts Pay	₩ 5,841
Contract Amounts Receive | $		$ 4,000
Contract exchange rate	1,460.2	1,460.2	1,460.2
Derivative Counterparty	MUFG	MUFG	MUFG
Contract date	Dec. 11, 2025	Dec. 11, 2025	Dec. 11, 2025
Maturity date	Feb. 25, 2026	Feb. 25, 2026	Feb. 25, 2026
Contract Amounts Pay	₩ 7,305
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,461	1,461	1,461
Derivative Counterparty	HSBC	HSBC	HSBC
Contract date	Dec. 24, 2025	Dec. 24, 2025	Dec. 24, 2025
Maturity date	Mar. 19, 2026	Mar. 19, 2026	Mar. 19, 2026
Contract Amounts Pay	₩ 4,088
Contract Amounts Receive | $		$ 2,784
Contract exchange rate	1,468.2	1,468.2	1,468.2
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank
Contract date	Dec. 24, 2025	Dec. 24, 2025	Dec. 24, 2025
Maturity date	Mar. 17, 2026	Mar. 17, 2026	Mar. 17, 2026
Contract Amounts Pay	₩ 10,238
Contract Amounts Receive | $		$ 7,000
Contract exchange rate	1,462.6	1,462.6	1,462.6
Derivative Counterparty	Bank of America	Bank of America	Bank of America
Contract date	Dec. 24, 2025	Dec. 24, 2025	Dec. 24, 2025
Maturity date	Mar. 19, 2026	Mar. 19, 2026	Mar. 19, 2026
Contract Amounts Pay	₩ 7,328
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,465.5	1,465.5	1,465.5
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan
Contract date	Dec. 24, 2025	Dec. 24, 2025	Dec. 24, 2025
Maturity date	Mar. 19, 2026	Mar. 19, 2026	Mar. 19, 2026
Contract Amounts Pay	₩ 7,329
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,465.7	1,465.7	1,465.7
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 24, 2025	Dec. 24, 2025	Dec. 24, 2025
Maturity date	Mar. 19, 2026	Mar. 19, 2026	Mar. 19, 2026
Contract Amounts Pay	₩ 7,326
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,465.2	1,465.2	1,465.2
Derivative Counterparty	Busan Bank	Busan Bank	Busan Bank
Contract date	Dec. 24, 2025	Dec. 24, 2025	Dec. 24, 2025
Maturity date	Mar. 19, 2026	Mar. 19, 2026	Mar. 19, 2026
Contract Amounts Pay	₩ 7,329
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,465.8	1,465.8	1,465.8
Derivative Counterparty	MUFG	MUFG	MUFG
Contract date	Dec. 24, 2025	Dec. 24, 2025	Dec. 24, 2025
Maturity date	Mar. 19, 2026	Mar. 19, 2026	Mar. 19, 2026
Contract Amounts Pay	₩ 7,328
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,465.55	1,465.55	1,465.55
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank
Contract date	Dec. 24, 2025	Dec. 24, 2025	Dec. 24, 2025
Maturity date	Mar. 19, 2026	Mar. 19, 2026	Mar. 19, 2026
Contract Amounts Pay	₩ 7,328
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,465.6	1,465.6	1,465.6
Derivative Counterparty	HSBC	HSBC	HSBC
Contract date	Dec. 24, 2025	Dec. 24, 2025	Dec. 24, 2025
Maturity date	Mar. 17, 2026	Mar. 17, 2026	Mar. 17, 2026
Contract Amounts Pay	₩ 10,183
Contract Amounts Receive | $		$ 7,000
Contract exchange rate	1,454.75	1,454.75	1,454.75
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank
Contract date	Dec. 24, 2025	Dec. 24, 2025	Dec. 24, 2025
Maturity date	Mar. 19, 2026	Mar. 19, 2026	Mar. 19, 2026
Contract Amounts Pay	₩ 7,273
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,454.55	1,454.55	1,454.55
Derivative Counterparty	Hana Bank	Hana Bank	Hana Bank
Contract date	Dec. 24, 2025	Dec. 24, 2025	Dec. 24, 2025
Maturity date	Mar. 19, 2026	Mar. 19, 2026	Mar. 19, 2026
Contract Amounts Pay	₩ 7,281
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,456.2	1,456.2	1,456.2
Derivative Counterparty	Bank of America	Bank of America	Bank of America
Contract date	Dec. 24, 2025	Dec. 24, 2025	Dec. 24, 2025
Maturity date	Mar. 17, 2026	Mar. 17, 2026	Mar. 17, 2026
Contract Amounts Pay	₩ 7,284
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,456.85	1,456.85	1,456.85
Derivative Counterparty	Woori Bank	Woori Bank	Woori Bank
Contract date	Dec. 24, 2025	Dec. 24, 2025	Dec. 24, 2025
Maturity date	Mar. 17, 2026	Mar. 17, 2026	Mar. 17, 2026
Contract Amounts Pay	₩ 7,266
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,453.1	1,453.1	1,453.1
Derivative Counterparty	Shinhan Bank	Shinhan Bank	Shinhan Bank
Contract date	Dec. 26, 2025	Dec. 26, 2025	Dec. 26, 2025
Maturity date	Mar. 30, 2026	Mar. 30, 2026	Mar. 30, 2026
Contract Amounts Pay	₩ 7,213
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,442.55	1,442.55	1,442.55
Derivative Counterparty	JP Morgan	JP Morgan	JP Morgan
Contract date	Dec. 26, 2025	Dec. 26, 2025	Dec. 26, 2025
Maturity date	Mar. 30, 2026	Mar. 30, 2026	Mar. 30, 2026
Contract Amounts Pay	₩ 7,195
Contract Amounts Receive | $		$ 5,000
Contract exchange rate	1,438.9	1,438.9	1,438.9